Intangible Assets - Intangible Asset Summary (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 298		$ 304	$ 314
Accumulated Amortization	(235)		(232)	(242)
Net Carrying Amount	63		72	72
Intangible asset amortization expense	6	$ 8	$ 15	16	$ 21
Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Life			2 years
Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Life			20 years
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	260		$ 261	255
Accumulated Amortization	(207)		(204)	(197)
Net Carrying Amount	53		$ 57	$ 58
Customer relationships | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Life			5 years	5 years
Customer relationships | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Life			20 years	15 years
Intellectual property and patents
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	15		$ 18	$ 19
Accumulated Amortization	(10)		(11)	(15)
Net Carrying Amount	5		$ 7	$ 4
Intellectual property and patents | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Life			3 years	3 years
Intellectual property and patents | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Life			15 years	15 years
Non-competition agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount				$ 1
Accumulated Amortization				(1)
Net Carrying Amount				$ 0
Non-competition agreements | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Life				3 years
Non-competition agreements | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Life				5 years
Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	23		$ 25	$ 39
Accumulated Amortization	(18)		(17)	(29)
Net Carrying Amount	$ 5		$ 8	$ 10
Trademarks | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Life			2 years	2 years
Trademarks | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Life			13 years	13 years